REDEEMABLE NONCONTROLLING INTERESTS - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2015 tranche	May 31, 2014
Aipu Group
REDEEMABLE NONCONTROLLING INTERESTS
Percentage of equity interests acquired				50.00%
Number of tranches | tranche			3
Business acquisition, equity interests held by non controlling interest holders maximum percentage of eligible shares to be put each year by option exercise right		11.00%	28.00%
Ownership percentage after transaction	50.00%
Aipu Group | Floor
REDEEMABLE NONCONTROLLING INTERESTS
Financial and operational performance targeted amount used to compute put option exercise price	¥ 700,000
Aipu Group | Ceiling
REDEEMABLE NONCONTROLLING INTERESTS
Financial and operational performance targeted amount used to compute put option exercise price	¥ 800,000
Aipu Group
REDEEMABLE NONCONTROLLING INTERESTS
Noncontrolling interest, ownership percentage		50.00%	50.00%